Debt, 2nd CMBFL Facility (Details) $ in Thousands		12 Months Ended
	May 01, 2024 USD ($)	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt [Abstract]
Proceeds from sale of vessel		$ 0	$ 0	$ 71,714
2nd CMBFL Facility [Member]
Debt [Abstract]
Term of time charter		7 years
Number of payment installments | Installment		28
Frequency of periodic payment		quarterly
Installment payment		$ 500
Balloon payment payable at maturity		$ 14,000
Term of variable rate		3 months
Basis spread on variable rate		2.60%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term SOFR [Member]
Proceeds from sale of vessel	$ 28,000
Variable rate		4.57%